Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss	$ 9,092,000	$ 7,393,000
Net operating loss, expiring	12,200,000
Net operating loss, non expiring	26,600,000
Valuation sllowance amount increased	1,800,000
Uncertain tax positions	0	$ 0
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss	38,800,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss	$ 18,100,000